Subsequent Events (Details) - USD ($) $ in Millions	Oct. 18, 2022	Apr. 07, 2022	Feb. 22, 2022	Feb. 18, 2022	Jan. 19, 2022	Feb. 10, 2022	Jan. 20, 2022	Dec. 31, 2021	Feb. 10, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Long-term debt								$ 5,545	$ 6,200	$ 5,545
Net assets held for sale								155
NSNCo
Subsequent Event [Line Items]
Ownership interest prior to disposal									100.00%
Credit Facility Maturing 2027
Subsequent Event [Line Items]
Long-term debt			$ 5,662					$ 5,700		$ 5,700
Subsequent Event
Subsequent Event [Line Items]
Long-term debt			908			$ 908
Plan of reorganization, new financing raised			350
Rig asset derecognized			175
Financial liability, rig asset derecognized			158
Subsequent Event | Jack up Rigs [Member]
Subsequent Event [Line Items]
Proceeds from sale of oil and gas property and equipment	$ 670
Initial consideration received	628
Reimbursement of working capital and project costs	50
Escrow deposit	8
Gain on sale of property	$ 276
Subsequent Event | West Venture
Subsequent Event [Line Items]
Disposals					$ 7
Subsequent Event | Forecast | Sevan Driller
Subsequent Event [Line Items]
Disposals		$ 18
Subsequent Event | Forecast | Sevan Brasil
Subsequent Event [Line Items]
Disposals			6
Subsequent Event | Minimum
Subsequent Event [Line Items]
Interim transition bareboat agreement period				6 months
Subsequent Event | Maximum
Subsequent Event [Line Items]
Interim transition bareboat agreement period				9 months
Subsequent Event | NSNCo
Subsequent Event [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners							35.00%
Subsequent Event | NSNCo | NSNCo Noteholders
Subsequent Event [Line Items]
Ownership interest prior to disposal							65.00%
Subsequent Event | Credit Facility Maturing 2027
Subsequent Event [Line Items]
Long-term debt			$ 683